INTANGIBLE ASSETS (Details 1) - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
2022		$ 687,000
2023		687,000
2024		399,000
2025		377,000
2026		277,000
2027		176,000
Future Amortization Expense	$ 2,259,000	$ 2,603,000	$ 4,191,000